Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net income/(loss)	$ (21,534)	$ (7,357)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	17,171	12,224
Amortization of debt issuance costs.	863	130
Write-off of debt issuance costs	0	0
Share-based payments	137	194
Foreign exchange loss/(gain)	1,582	(74)
Change in fair value of derivative instruments	28,021	2,257
Prepaid financing costs	6,538	0
Other	145	(17)
Changes in operating assets and liabilities, net:
Inventory	(552)	(1,002)
Trade accounts receivable, net	4,726	(2,440)
Accrued income	2,136	1,356
Prepaid expenses	(9,363)	(3,190)
Other receivables	(2,003)	67
Receivables due from related parties	(464)	638
Payables due to related parties	304	(206)
Accounts payable	(290)	1,564
Accrued expenses	(3,088)	(212)
Deferred charter revenue	(6,458)	1,501
Other current liabilities	19	574
Provisions	92	(209)
Net cash provided by operating activities	17,982	5,798
Investing activities
Purchase of other fixed assets	0	0
Purchase to vessels and equipment	106	(146,199)
Net cash provided by (used in) investing activities	106	(146,199)
Financing activities
Repayment of long- term debt	(16,875)	(11,811)
Drawdown of revolving credit facility	48,684	0
Repayment of revolving credit facility	(49,342)	0
Prepayment of long-term debt	0	0
Proceeds from long-term debt	0	123,537
Financing costs	(6,538)	0
Dividends paid	(5,411)	0
Net cash provided by (used in) financing activities	(29,482)	111,726
Effect of exchange rate changes on cash	(1,711)	22
Net (decrease) increase in cash, cash equivalents and restricted cash	(13,105)	(28,653)
Cash, cash equivalents and restricted cash at the beginning of the period	129,098	55,097
Cash, cash equivalents and restricted cash at the end of the period	115,993	26,444
Supplemental Information
Interest paid, net of amounts capitalized	19,265	14,727
Income tax paid	$ 0	$ 0